FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT

4. FINANCIAL RISK MANAGEMENT

  Financial risk management objectives and policies

In the normal course of business, our balance sheet, results of operations and cash flows are exposed to various risks. Annually, we prepare a strategic plan that considers the opportunities and major risks of our business and mitigating factors to reduce these risks. The Board of Directors has set upper limits on the time periods and transactional and balance sheet exposures management can manage. Our Corporate Financial Risk Committee reviews risk management policies and procedures annually and monitors compliance with these limits and associated exposure management activity. We manage risk in accordance with our Global Exposure Management Policy, whose objective is to reduce volatility in cash flows and net earnings. We hold all derivative financial instruments for risk management purposes only.

Risks we manage are described under Risk Management Policies in section (j).

b)	Market risk – currency risk

Foreign exchange derivative financial instruments outstanding (notional amounts in millions)
	December 31,
	2017				2016
			Average	Fair value			Average	Fair value
			contract	of assets			contract	of assets
Sell/Buy	Notional	Maturities	price (a)	(liabilities)	Notional	Maturities	price (a)	(liabilities)
Forwards
USD/CAD	338	2018	1.28	8	-	-	-	-
CAD/USD	266	2018	1.28	(6)	180	2017	1.34	-
EUR/USD	28	2018	0.84	(1)	-	2017	0.94	-
USD/AUD	15	2018	1.31	-	14	2017	1.32	(1)
AUD/USD	20	2018	1.29	-	22	2017	1.34	1
CNY/AUD	31	2018	6.97	(1)	23	2017	7.16	-

Options
CAD/USD – buy USD calls	126	2018	1.29	1	-	-	-	-
CAD/USD – sell USD puts	126	2018	1.25	(2)	-	-	-	-
AUD/USD – buy USD calls	33	2018	1.35	-	-	-	-	-
				(1)				-

  Foreign currency per U.S. dollar

We determine the functional currency of our subsidiaries in reference to the primary economic environment in which each entity operates. We are exposed to currency risk from financial instruments denominated in currencies other than the functional currency of an operation. The majority of this currency risk arises from exposure to the Canadian dollar. We manage this exposure by entering into foreign currency derivative contracts. Although the derivatives have not been designated in hedging relationships, our risk management strategy is to offset substantially all of the earnings impact from the translation of the underlying financial instruments that could occur from a reasonably possible strengthening or weakening of the U.S. dollar.

  Market risk – commodity price risk

Commodity price risk management and cash flow hedges

Natural gas is a significant component of our cost of product sold for nitrogen-based fertilizers. We use physical contracts and financial derivative contracts to manage the risk of market fluctuations in natural gas prices and to reduce the variability of cash flows from our planned purchases of natural gas used in our fertilizer production facilities. The Board of Directors has established limits on risk management activities, including the following:

Use of derivatives to hedge exposure to natural gas market price risk
Term (gas year – 12 months ending October 31)	2018	2019	2020	2021
Maximum allowable (% of forecast gas requirements)	75	75	75	25	(a)
Forecast average monthly natural gas consumption
(millions of MMBtu)	9	9	9	9
Gas requirements hedged using derivatives designated
as hedges (%)	33	24	-	-
(a)	Maximum monthly hedged volume may not exceed 90 percent of planned monthly requirements.

We designate all of our natural gas derivatives as qualifying hedges for accounting purposes. The contracts settle in the months hedged using AECO futures price indexes, which we use to determine fair value. The contracts are denominated in Canadian dollars for purchases of gas in Canadian dollars. At the inception of each designated derivative contract, we prepare formal designation and documentation of the hedging relationship and our risk management objective and strategy for undertaking the hedge. We record the effective portion of changes in fair value to other comprehensive income. We record any ineffective portion to earnings.

The underlying risk of the derivative contracts is identical to the hedged risk; accordingly, we have established a ratio of 1:1 for all natural gas hedges. Due to a strong correlation between AECO future contract prices and our delivered cost, we did not experience any ineffectiveness on our hedges, and accordingly we have recorded the full change in the fair value of the natural gas derivative contracts designated as hedges to other comprehensive income.

Potential sources of ineffectiveness are changes in timing of forecast transactions, changes in volume delivered or changes in credit risk of Agrium or the counterparty.

Natural gas derivative financial instruments outstanding (notional amounts in millions of MMBtu)
	December 31,
	2017				2016
			Average	Fair value			Average	Fair value
			contract	of assets			contract	of assets
	Notional	Maturities	price (a)	(liabilities)	Notional	Maturities	price (a)	(liabilities)
AECO swaps	70	2018–2019	2.43	(70)	48	2017–2018	2.90	(21)

  U.S. dollars per MMBtu

Maturities of natural gas derivative contracts	Fair value
	2018	2019
AECO swaps	(52)	(18)

Natural gas derivative financial instruments outstanding
	December 31,
	2017			2016
	Gross		Carrying	Gross		Carrying
	amount	Netting	amount	amount	Netting	amount
Accounts receivable	48	(48)	-	65	(64)	1
Other assets	35	(25)	10	51	(51)	-
Accounts payable	(99)	47	(52)	(73)	67	(6)
Other liabilities	(54)	26	(28)	(64)	48	(16)
	(70)	-	(70)	(21)	-	(21)

Impact of change in fair value of natural gas derivative financial instruments		December 31,
	2017	2016
A $10-million impact to other comprehensive income requires movement in gas
prices per MMBtu	0.22	0.29

d)	Market risk – interest rate risk

	Impact of change in short-term debt (basis points)	December 31,
		2017
	A $10-million decrease in net earnings requires an increase in interest rates	158

Sensitivity – impact of change in fair value of debentures	December 31,
2017
Interest rate increase of 1%	(428)
Interest rate decrease of 1%	504

The weighted average effective interest rate on long-term debt at December 31, 2017, was 5 percent (December 31, 2016 – 5 percent).

e)	Credit risk

	Maximum exposure to credit risk			December 31,
		Notes	2017	2016
	Cash and cash equivalents		466	412
	Accounts receivable	21	2,406	2,208
	Other current assets		118	121
	Other non-current assets		32	28
			3,022	2,769

Derivatives and cash and cash equivalents – risk concentration

At December 31, 2017, our counterparties to derivative financial instruments have maintained an investment grade credit rating, and we have no indication that any counterparty to a derivative financial contract or to cash and cash equivalents will be unable to meet its obligations.

  Liquidity risk

The table below summarizes the maturity profile of our financial liabilities based on contractual undiscounted payments, including estimated interest payments. The amounts included for derivative financial instruments are subject to change as interest rates, exchange rates or commodity prices change.

			Less	One	Four	More
	Carrying	Contractual	than one	to three	to five	than five
December 31, 2017	amount	cash flows	year	years	years	years
Short-term debt	867	867	867	-	-	-
Accounts payable	3,495	3,495	3,495	-	-	-
Current portion of long-term debt	11	11	11	-	-	-
Long-term debt	4,397	7,606	219	868	862	5,657
Other liabilities	32	32	-	19	5	8
Foreign exchange derivative contracts	10	10	10	-	-	-
Natural gas derivative contracts	80	80	52	28	-	-
	8,892	12,101	4,654	915	867	5,665

  Netting arrangements

We enter into derivative transactions under master netting arrangements, under which we aggregate the amounts owed by each counterparty for all contracts outstanding in the same currency or commodity into a single net amount receivable or payable by us or our counterparty. If a default occurs, all outstanding transactions under the arrangement are terminated and the net termination value is receivable or payable for settlement purposes.

We record the carrying amounts of our foreign exchange derivative contracts on a gross basis and the carrying amounts of our natural gas derivative contracts on a net basis.

h)	Gain (loss) on derivative financial instruments included in earnings

		2017			2016
	Realized	Unrealized	Total	Realized	Unrealized	Total
	gain (loss)	gain (loss)	gain (loss)	gain (loss)	gain (loss)	gain (loss)
Foreign exchange derivatives
Recorded in sales	-	(5)	(5)	(4)	1	(3)
Recorded in cost of product sold	1	-	1	2	-	2
Recorded in other expenses	(5)	4	(1)	(7)	(37)	(44)
	(4)	(1)	(5)	(9)	(36)	(45)
Commodity derivatives
Recorded in cost of product sold	(48)	-	(48)	(34)	-	(34)
	(48)	-	(48)	(34)	-	(34)
	(52)	(1)	(53)	(43)	(36)	(79)

Fair value hierarchy

We determine the fair value of financial instruments classified as Level 1 using independent quoted market prices for identical instruments in active markets. For financial instruments classified as Level 2, we estimate fair value using quoted prices for similar instruments in active markets or prices for identical or similar instruments in markets that are not active, or using valuation techniques based on industry-accepted third-party models that make maximum use of market-based inputs. We classify fair value estimates not based on observable market data as Level 3. We consider a market active if quoted prices are readily and regularly available and based on actual and regularly occurring market transactions. For any significant Level 3 measurements, we employ a valuation team or retain valuation experts to calculate certain measurements, and we review any third-party information we use.

We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or market liquidity generally drive changes in the availability of observable market data. Changes in the availability of observable market data that may result in changing the valuation technique used are generally the cause of transfers between hierarchy levels. We have not made any transfers between levels during 2017 or 2016. We do not measure any of our financial instruments using Level 3 inputs.

Fair value measurement techniques and inputs for financial instruments measured using Level 2 inputs

Financial instrument	Measurement technique	Key inputs
Foreign exchange forward contracts,	Discounted cash flow	Forward exchange rates, contract forward and
swaps and options		interest rates, observable yield curves
Natural gas swaps	Market comparison	Current market and contractual prices, forward
pricing curves, quoted forward prices, basis
differentials, volatility factors and interest rates

	December 31,
	2017			2016
	Fair value		Carrying	Fair value		Carrying
	Level 1	Level 2	value	Level 1	Level 2	value
Financial instruments measured at fair
value on a recurring basis
Cash and cash equivalents	-	466	466	-	412	412
Accounts receivable – derivatives	-	9	9	-	2	2
Other current financial assets –
marketable securities (a)	18	100	118	22	99	121
Other non-current financial assets –
derivatives	-	10	10	-	-	-
Accounts payable – derivatives	-	62	62	-	7	7
Other financial liabilities – derivatives	-	28	28	-	16	16
Financial instruments measured at
amortized cost
Current portion of long-term debt (b)
Debentures	-	-	-	-	101	100
Fixed and floating rate debt	-	11	11	-	10	10
Long-term debt (b)
Debentures	-	4,909	4,376	-	4,600	4,373
Fixed and floating rate debt	-	21	21	-	25	25

(a) Marketable securities consist of equity and fixed income securities. We determine the fair value of equity securities based on the bid price of identical instruments in active markets. We value fixed income securities using quoted prices of instruments with similar terms and credit risk.

(b) We determine the fair value of long-term debt based on comparable debt instruments with similar maturities to our debt, adjusted where necessary to our credit spread, based on information published by financial institutions. Carrying amount of floating rate debt approximates fair value.

j)	Risk management policies and practices

Policies, practices and financial
Item	Primarily affected by	instruments used
Sales	Product prices and foreign currency	Foreign currency forward and swap
	exchange rates	contracts
Cost of product sold – natural gas	Prices of natural gas and power	Natural gas forward, swap and option
and power		contracts; power swap contracts
Cost of product sold – inventory	Prices of nutrients purchased for resale	Nutrient swaps and fixed price
purchased for resale		product purchase commitments
Cost of product sold, selling, general	Foreign currency exchange rates	Foreign currency forward and swap
and administrative, and other		contracts
expenses denominated in local
currencies
Capital expenditures	Foreign currency exchange rates	Foreign currency forward and swap
contracts
Finance costs	USD interest rates	Maintaining a combination of fixed
and floating rate debt; interest rate
swaps to manage risk for up to
10 years
Financial instruments
Market risk – currency risk	USD balances in Canadian, Australian,	Foreign currency forward and swap
	European and South American	contracts to manage risk for up to
	subsidiaries; foreign currencies held in	three years
USD-denominated subsidiaries
Market risk – commodity price risk	Market prices of natural gas, power and	Natural gas forward, swap and option
(natural gas, power and nutrient	nutrients	contracts; power swap contracts
price risk)		to manage power price risk for up to
five years; nutrient swap contracts
up to one year
Market risk – interest rate risk	Changes in market interest rates	Maintaining a combination of fixed
Floating: short-term debt, floating		and floating rate debt; interest rate
rate long-term debt, cash and cash		swaps to manage risk for up to 10
equivalents		years; cash management policies
Fixed: long-term debt
Credit risk	Ability of customers or counterparties to	Credit approval and monitoring
	financial instruments to meet obligations	practices; counterparty policies;
master netting arrangements;
counterparty credit policies and limits;
arrangements with financial institutions
Liquidity risk	Fluctuations in cash flows	Preparing and monitoring
forecasts of cash flows; cash
management policies; multiple-year
credit facilities